Schedule of outstanding warrants (Details) - Warrants [member]	6 Months Ended		12 Months Ended
	Jun. 30, 2026 shares kr / shares	Jun. 30, 2025 shares kr / shares	Dec. 31, 2025 shares kr / shares	Dec. 31, 2024 shares kr / shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Beginning balance | shares	1,561,400
Weighted average exercise prices outstanding, Beginning balance | kr / shares	kr 72.63
Granted during the period | shares			1,561,400
Weighted average exercise prices, Granted | kr / shares			kr 72.63
Forfeited during the period | shares	(144,799)
Weighted average exercise prices, Forferited | kr / shares	kr 73.05
Exercised during the period | shares	(22,313)
Weighted average exercise prices, Exercised | kr / shares	kr 73.05
Expired during the period | shares
Weighted average exercise prices, Expired | kr / shares
Number of warrants outstanding, Ending balance | shares	1,394,288		1,561,400
Weighted average exercise prices outstanding, Ending balance | kr / shares	kr 72.83		kr 72.63
Number of warrants, Exercisable | shares	1,098,598		974,199
Weighted average exercise prices, Exercisable | kr / shares	kr 72.85		kr 72.63